Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Assets and Liabilities	Total Right-of-Use (“ROU”) assets (recorded in “Other Assets”) and lease liabilities (recorded in “Accrued expenses and other current liabilities” and “Other noncurrent liabilities”) are as follows:

	June 30,	December 31,
	2021	2020
	(In thousands)
Right-of-use assets:
Net book value (Other assets)	$1,536	$633
Operating lease liabilities:
Current (Accrued expense and other current liabilities)	$474	$494
Noncurrent (Other noncurrent liabilities)	1,013	232
	1,487	726
Financing lease liabilities:
Current (Accrued expense and other current liabilities)	$33	$—
Noncurrent (Other noncurrent liabilities)	58	—
	$91	$—
Total lease liabilities	$1,578	$726

Total ROU assets (recorded in “Other Assets”) and lease liabilities (recorded in “Accrued expenses and other current liabilities” and “Other noncurrent liabilities”) were as follows:

	December 31,
	2020	2019
	(In thousands)
Right-of-use assets:
Net book value (Other assets)	$633	$1,175
Operating lease liabilities:
Current (Accrued expense and other current liabilities)	$494	$528
Noncurrent (Other noncurrent liabilities)	232	660
Total lease liabilities	$726	$1,188

Lease-Related Balances
Information about lease-related balances were as follows:

	Six months ended June 30,
	2021	2020

Operating lease expense	$304	$285
Financing lease expense	13	—
Short-term lease expense	25	46
Total lease expense	$342	$331
Cash paid for leases	$628	$260
Weighted – average remaining lease term – operating leases (years)	3.2	2
Weighted – average discount rate – operating leases	4.39%	4.46%

Information about lease-related balances were as follows:

	Year Ended December 31,
	2020	2019
	(In thousands)
Operating lease expense	$571	$397
Short-term lease expense	$27	$1
Total lease expense	$598	$398
Cash paid for leases	$557	$399
Weighted-average remaining lease term – operating leases (years)	1.58	2.42
Weighted-average discount rate – operating leases	4.47%	4.45%

Future Minimum Lease Payments
Future minimum lease payments under non-cancellable operating leases as of June 30, 2021 are as follows:

(In thousands)
Remainder of 2021	$243
2022	562
2023	471
2024	430
Total operating lease payments	$1,706
Less portion representing imputed interest	(128)
Total operating lease liabilities	$1,578
Less current portion	507
Long-term portion	$1,071

Future minimum lease payments under non-cancellable operating leases as of December 31, 2020 were as follows:

(In thousands)
Year ended December 31,
2021	$540
2022	241
2023	20
Total operating lease payments	801
Less portion representing imputed interest	(75)
Total operating lease liabilities	726
Less current portion	494
Long-term portion	$232